PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 8,418	$ 6,634	$ 5,057
Computers, software and Related Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment capitalized costs	4,160	3,369
Share-based compensation costs capitalized during the period	$ 569	$ 612